Long-Term Debt and Warrants - Summary of Convertible Notes and Company Warrants - Additional Information (Parenthetical) (Details) - shares	Mar. 31, 2024	Dec. 31, 2023	Aug. 04, 2023
JMCM Holdings LLC [Member] | Common Class A [Member] | Warrants [Member]
Debt Instrument [Line Items]
Warrants purchased	1,500,000	1,500,000	1,500,000